LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
AUSTRALIA - 3.7%
Diversified Operations - 1.6%
BHP Billiton Ltd.	32,000	$854,653

Pharmaceuticals - 2.1%
CSL Ltd.	5,150	1,075,997

Total Australia		1,930,650

FRANCE - 13.9%
Capital Markets - 1.8%
Euronext NV	8,500	959,137

Chemicals - 2.1%
Air Liquide SA	6,875	1,101,097

Electrical Equipment & Instruments - 3.0%
Schneider Electric SA	9,200	1,532,291

IT Consulting & Services - 2.8%
Cap Gemini	7,020	1,455,780

Oil & Gas & Consumable Fuels - 1.4%
TOTAL SA	15,310	731,784

Specialty Retail - 2.8%
LVMH Moet Hennessy Louis Vuitton SE	2,040	1,461,174

Total France		7,241,263

GERMANY - 10.0%
Insurance - 1.5%
Allianz SE	3,600	806,562

Machinery - 2.2%
KION Group AG	12,250	1,138,971

Semiconductor Equipment & Products - 2.4%
Infineon Technologies AG	31,020	1,268,658

Software - 2.0%
SAP SE	7,700	1,041,261

Textiles, Apparel & Luxury Goods - 1.9%
Adidas AG	3,075	966,336

Total Germany		5,221,788

IRELAND - 2.4%
Construction Materials - 2.4%
CRH PLC	26,250	1,238,861

Total Ireland		1,238,861

ITALY - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Moncler SpA	13,900	847,766

Total Italy		847,766

JAPAN - 8.7%
Building Products - 1.6%
Daikin Industries Ltd.	3,750	817,644

Computers & Peripherals - 2.0%
Nidec Corp.	9,500	1,047,280

Food & Drug Retailing - 1.6%
Tsuruha Holdings, Inc.	6,600	813,927

Media & Entertainment - 2.1%
Nintendo Co., Ltd.	2,350	1,123,025

Personal Products - 1.4%
Shiseido Co., Ltd.	11,000	739,304

Total Japan		4,541,180

NETHERLANDS - 7.4%
Banks - 2.1%
ING Groep NV	77,148	1,121,613

Professional Services - 2.3%
Wolters Kluwer NV	11,250	1,192,456

Semiconductor Equipment & Products - 3.0%
ASML Holding NV	2,100	1,568,818

Total Netherlands		3,882,887

NORWAY - 1.3%
Chemicals - 1.3%
Elkem ASA	150,000	646,906

Total Norway		646,906

SPAIN - 4.5%
Banks - 1.4%
CaixaBank SA	235,000	728,739

Machinery - 3.1%
Fluidra SA	41,000	1,625,345

Total Spain		2,354,084

SWEDEN - 6.0%
Banks - 2.5%
Nordea Bank Abp	101,146	1,303,396

Hotels, Restaurants & Leisure - 1.9%
Evolution AB	6,750	1,022,216

Oil & Gas & Consumable Fuels - 1.6%
Lundin Petroleum AB	22,155	822,420

Total Sweden		3,148,032

SWITZERLAND - 13.9%
Banks - 2.2%
Julius Baer Group Ltd.	17,350	1,152,729

Electrical Equipment & Instruments - 2.4%
ABB Ltd.	37,892	1,267,557

Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	15,450	1,250,998

Pharmaceuticals - 5.0%
Lonza Group AG	1,750	1,312,692
Roche Holding AG	3,500	1,277,395
		2,590,087
Software - 1.9%
Temenos AG	7,275	987,120

Total Switzerland		7,248,491

UNITED KINGDOM - 18.0%
Banks - 2.0%
Barclays PLC	420,350	1,068,101

Beverages - 2.5%
Diageo PLC	26,500	1,282,998

Commercial Services & Supplies - 2.3%
Rentokil Initial Plc	156,000	1,225,037

Hotels, Restaurants & Leisure - 1.6%
InterContinental Hotels Group PLC (a)	13,275	847,629

Insurance - 1.7%
Prudential PLC	45,471	882,384

Oil & Gas & Consumable Fuels - 1.5%
Royal Dutch Shell PLC - Class A	34,735	772,478

Personal Products - 2.1%
Unilever PLC	20,150	1,090,888

Specialty Retail - 1.2%
Burberry Group PLC	25,365	617,299

Trading Companies & Distributors - 3.1%
Ashtead Group PLC	21,599	1,632,743

Total United Kingdom		9,419,557

UNITED STATES - 0.0%
Diversified Financial Services - 0.0%
Jackson Financial, Inc. - Class A (a)	1	20

Total United States		20

TOTAL COMMON STOCKS
(Cost $39,678,100)		47,721,485

PREFERRED STOCK - 2.9%
GERMANY - 2.9%
Health Care Equipment & Supplies - 2.9%
Sartorius AG	2,375	1,511,941

TOTAL PREFERRED STOCK
(Cost $678,279)		1,511,941

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% (b)	454,744	454,744
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (b)	1,568,857	1,568,857
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (b)	1,568,858	1,568,858
		3,592,459
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,592,459)		3,592,459

Total Investments - 101.2%		52,825,885
(Cost $43,948,838)
Liabilities in Excess of Other Assets - (1.2)%		(600,555)
TOTAL NET ASSETS - 100.0%		$52,225,330

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities. For foreign securities held by the LKCM
International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and the time the
Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$20	$47,721,465	$–	$47,721,485
Preferred Stock	–	1,511,941	–	1,511,941
Short-Term Investments	3,592,459	–	–	3,592,459
Total Investments	$3,592,479	$49,233,406	$–	$52,825,885